Net Loss Per Share Attributable to Common Stockholders - Schedule of Anti-dilutive Outstanding Shares or Equivalents (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive outstanding shares or equivalents	7,264,014	11,214,630	7,264,014	11,214,630	10,690,909,000	9,930,793,000
Options To Purchase Common Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive outstanding shares or equivalents	6,380,515	7,849,590	6,380,515	7,849,590	7,755,303,000	5,056,743,000
Common Stock Subject To Vesting Or Repurchase
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive outstanding shares or equivalents	873,062	3,236,152	873,062	3,236,152	2,767,526,000	4,774,798,000
Employee Stock Purchase Plan shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive outstanding shares or equivalents	10,437	128,888	10,437	128,888	168,080,000	99,252,000